Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	Prager Metis CPAs, LLC
Auditor Firm ID	273
Auditor Location	Hackensack, New Jersey
Auditor Opinion [Text Block]	Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Zhongchao Inc. (the “Company”) as of December 31, 2025 and 2024, and the related consolidated statements of operations and comprehensive loss, changes in equity and cash flows for the years ended December 31, 2025, 2024 and 2023, and related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for the years ended December 31, 2025, 2024 and 2023, in conformity with accounting principles generally accepted in the United States of America.